Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Reserve from debt instruments at fair value through other comprehensive income and derivatives	$ 404	$ 404	$ 405
Foreign currency translation reserve arising from translating financial statements of foreign operations	(18,494)	(12,964)	(18,897)
Adjustments arising from translating financial statements from functional currency to presentation currency	45,642	40,237	32,163
Share in other comprehensive loss of companies accounted for at equity, net	(2,036)	(2,164)	(1,995)
Accumulated other comprehensive income (loss)	$ 25,516	$ 25,513	$ 11,676